GOODWILL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 946	$ 832
Projection period	10 years
Growth rate used to extrapolate cash flow projections	3.00%
Recoverable amount of asset or cash-generating unit	$ 4,980	5,623
Amount by which unit's recoverable amount exceeds its carrying amount	$ 4,124	$ 4,391
TCR
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate (percent)	6.20%	6.60%
Terminal capitalization rate, percent, assigned to key assumption for unit's recoverable amount to be equal to carrying amount	8.00%	9.40%
DR
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate (percent)	10.30%	9.30%
Discount rate, percent, assigned to key assumption for unit's recoverable amount to be equal to carrying amount	11.00%	12.70%
Long-Term Growth Rate
Disclosure of reconciliation of changes in goodwill [line items]
Long-term growth rate, percent, assigned to key assumption for unit's recoverable amount to be equal to carrying amount	(2.00%)	(2.70%)
Center Parcs UK
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 728	$ 815
IFC Seoul
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 207	$ 0